UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

            James Ash,Gemini Fund Services, LLC.

            80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-895-1600

Date of fiscal year end:

10/31

Date of reporting period:   1/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Larkin Point Equity Preservation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2014
Shares		Value

	EXCHANGE TRADED FUNDS - 81.48%
	EQUITY FUND - 81.48%
3,200	SPDR S&P 500 ETF Trust ^	$ 570,176
5,800	Vanguard S&P 500 ETF	946,328
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,558,677)	1,516,504

Contracts
	CALL OPTIONS PURCHASED - 2.07%
100	SPDR S&P 500 ETF Trust	700
	Expiration March 2014, Exercise Price $195.00
150	SPDR S&P 500 ETF Trust	525
	Expiration March 2014, Exercise Price $200.00
4	SPDR S&P 500 ETF Trust	8,830
	Expiration December 2014, Exercise Price $160.00
15	SPDR S&P 500 ETF Trust	28,545
	Expiration December 2014, Exercise Price $164.00
	TOTAL CALL OPTIONS PURCHASED (Cost - $46,575)	38,600

	PUT OPTIONS PURCHASED - 10.63%
104	SPDR S&P 500 ETF Trust	144,040
	Expiration December 2015, Exercise Price $165.00
59	SPDR S&P 500 ETF Trust	35,430
	Expiration December 2014, Exercise Price $160.00
26	SPDR S&P 500 ETF Trust	18,460
	Expiration December 2014, Exercise Price $164.00
	TOTAL PUT OPTIONS PURCHASED (Cost - $174,845)	197,930

Shares	SHORT-TERM INVESTMENTS - 7.97%
	U.S. GOVERNMENT TREASURY BILL - 3.76%
70,000	United States Treasury Bill, Due 12/11/2014, 0.00%	69,939

	MONEY MARKET FUND - 4.21%
78,362	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.00% +	78,362

	TOTAL SHORT-TERM INVESTMENTS (Cost - $148,301)	148,301

	TOTAL INVESTMENTS - 102.15% (Cost - $1,928,398)	$ 1,901,335
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.15) %	(40,139)
	NET ASSETS - 100.00%	$ 1,861,196
Contracts **
	CALL OPTIONS WRITTEN - (1.78) %
52	SPDR S&P 500 ETF Trust	17,966
	Expiration March 2014, Exercise Price $179.00
52	SPDR S&P 500 ETF Trust	15,158
	Expiration March 2014, Exercise Price $180.00
	TOTAL CALL OPTIONS WRITTEN (Cost - $34,870)	33,124

Larkin Point Equity Preservation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2014
Contracts **		Value

	PUT OPTIONS WRITTEN - (2.75) %
52	SPDR S&P 500 ETF Trust	$ 24,206
	Expiration March 2014, Exercise Price $179.00
52	SPDR S&P 500 ETF Trust	27,014
	Expiration March 2014, Exercise Price $180.00
	TOTAL PUT OPTIONS WRITTEN (Cost - $45,451)	51,220

+ Variable rate security - interest rate is as of January 31, 2014.
^ Subject to call option written.
** Each option contract allows the holder of the option to sell 100 shares of the underlying stock.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including written options is $1,848,076 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 24,831
	Unrealized depreciation	(55,916)
	Net unrealized depreciation	$ (31,085)

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options on Index Futures are valued at the settled price determined by the exchange. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process  – This team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

Larkin Point Equity Preservation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2014

 If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Totals
Exchange Traded Funds	$ 1,516,504	$ -	$ -	$ 1,516,504
Call Options Purchased	38,600	-	-	38,600
Put Options Purchased	197,930	-	-	197,930
Short-Term Investments	148,301	-	-	148,301
Totals	$ 1,901,335	$ -	$ -	$ 1,901,335
Liabilities
Call Options Written	$ 33,124	$ -	$ -	$ 33,124
Put Options Written	51,220	-	-	$ 51,220
Totals	$ 84,344	$ -	$ -	$ 84,344
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund's policy to record transfers into or out of Level 1 and Level 2 at the end of the period.
The Fund did not hold any level 3 securities during the period.

Larkin Point Equity Preservation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2014

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

GAAP requires disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows.

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utitlized by the Fund as of January 31, 2014 categorized by risk exposure:

	Risk Exposure Category	Unrealized
	Equity	$ 11,087

The amounts of derivative instruments disclosed on the Portfolio of Investments at January 31, 2014 is a reflection of the volume of derivative activity for the Fund.
A summary of option contracts written for the period ended January 31, 2014, were as follows:

	Call Options		Put Options
	Number of Options	Option Preiums	Number of Options	Option Preiums
Beginning of period	-	$ -	-	$ -
Options written	281	86,350	281	110,376
Options closed	(177)	(51,480)	(177)	(64,925)
End of period	104	$ 34,870	104	$ 45,451

Larkin Point Equity Preservation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2014

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund's liability derivatives available for offset under a master netting arrangement net of collateral pledged as of January 31, 2014, were as follows:

Liabilities	Gross Amounts of Assets Presented in the Statement of Asset & Liabilities

Descrpition	Gross Amount of Recognized Liabilites (1)	Financial Instruments Pledged (2)	Cash Collateral Pledged	Net Amount of Assets
Options Written Contracts	$ 84,344	$ 84,344	$ -	$ -
Total	$ 84,344	$ 84,344	$ -	$ -

(1) Written options at value as presented in the Portfolio of Investments.
(2) The amount is limited to the derivative liabilty balance and accordingly, does not include excess collateral pledged.

Underlying Investment in Other Investment Companies - The Fund currently invests a portion of its assets in the SPDR S&P 500 ETF Trust, (“SPDR”) and the Vanguard S&P 500 ETF ("Vanguard").  The Fund may redeem its investment from SPDR and Vanguard at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of SPDR and Vanguard.  The financial statements of SPDR and Vanguard, including the portfolio of investments, can be found at www.spdrs.com and www.vanguard.com or the Securities and Exchange Commission’s website, www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of January 31, 2014 the percentage of the Fund’s net assets invested in SPDR and Vanguard was 30.63% and 50.85%, respectively.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/ Andrew Rogers

       Andrew Rogers, President

Date

3/25/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Andrew Rogers

       Andrew Rogers, President

Date

3/25/14

By

/s/ James Colantino

       James Colantino, Treasurer

Date

3/25/14